Fair value of financial assets and liabilities - Reconciliation of the fair value hierarchy (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets		€ 6,718		€ 7,909
Financial liabilities		7,858		7,292
Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets			€ 420
Financial liabilities		409	€ 66	66
Financial assets, class [member] | Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Financial assets		255		€ 372
Purchases, fair value measurement, assets		30
Sales, fair value measurement, assets		(35)
Financial income and expenses		0
Gains (losses) recognised in other comprehensive income, fair value measurement, assets	[1]	(145)
Receivables Held To Collect And Sell		€ (15)

[1]	Includes translation differences